Right to Use Assets and Lease Liabilities - Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Operating Lease, Weighted Average Remaining Lease Term					7 years 6 months
Operating Lease, Expense	$ 153,300	$ 0	$ 212,500	$ 0	$ 10,642	$ 0
Amortization of Leased Asset			$ 71,349	$ 0	$ 4,318	$ 0
Lessee, Operating Lease, Discount Rate	12.00%		12.00%		12.00%